Other reserves (Tables)	6 Months Ended
Jun. 30, 2019
Other reserves [abstract]
Other reserves
17. Other reserves
	As at	As at
	30.06.19	31.12.18
	£m	£m
Currency translation reserve	4,065	3,888
Fair value through other comprehensive income reserve	247	(258)
Cash flow hedging reserve	1,188	660
Own credit reserve	(77)	(121)
Other reserves and treasury shares	980	984
Total	6,403	5,153